Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 7 – SUBSEQUENT EVENTS There have been no reportable events that have occurred after December 31, 2018.

NOTE 10 - SUBSEQUENT EVENTS

On October 4, 2018, the Company executed a lease for 3,859 square feet of office space in Scottsdale, Arizona. The lease has a term of three years, commencing on November 1, 2018. The monthly rent is $6,432 for the first year and increases to $6,753 for the second year and $7,075 for the third year. The Company will, within the next fiscal year, move its corporate headquarters to this location from its current location in Buda, Texas. The Company has reduced the size of its Buda, Texas facility and will continue to maintain the facility for its research and development activities. The lease for the existing office space in Scottsdale, Arizona will not be renewed.